Equity reserves - Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) Share	Dec. 31, 2018 CAD ($) Share
Disclosure of reserves within equity [abstract]
Number of options | Share	3,803,700	2,739,802
Weighted average exercise price	$ 0.99	$ 1.08
Weighted average risk-free interest rate	2.38%	2.37%
Weighted average volatility	66.93%	68.81%
Weighted average Black-Scholes value assigned	$ 0.50	$ 0.51